Stock-Based Compensation Plans (Schedule Of Total Stock Option And Award Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock-Based Compensation Plans [Abstract]
Stock options,Number of Shares , Outstanding at January 1,2011	2,638,523
Stock Options, Number of Shares, Granted	442,350	513,100	515,100
Stock Options, Number of Options, Exercised/Vested	(607,784)
Stock Options, Number of Options, Canceled/Forfeited	(11,634)
Stock options,Number of Shares , Outstanding at December 31, 2012	2,461,455	2,638,523
Stock Options, Number of Shares, Vested at December 31, 2012	2,459,031
Stock Options, Number of Options, Exercisable at December 31, 2012	1,514,211
Stock Options,Weighted Average Exercise Price, Outstanding at January 1,2011	$ 52.44
Stock Options, Weighted Average Exercise Price, Granted	$ 63.36
Stock Options, Weighted Average Exercise Price, Exercised/Vested	$ 39.98
Stock Options, Weighted Average Exercise Price, Canceled/Forfeited	$ 66.27
Stock Options,Weighted Average Exercise Price, Outstanding at December 31, 2012	$ 57.41	$ 52.44
Stock Options, Weighted Average Exercise Price, Vested at December 31,2011	$ 57.42
Stock Options, Weighted Average Exercise Price, Exercisable at December 31, 2012	$ 54.45
Stock Options, Weighted Average Remaining Contractual Life, Outstanding at December 31, 2012	6 years 6 months
Stock Options, Weighted Average Remaining Contractual Life, Vested and Expected to Vest at December 31, 2012	6 years 6 months
Stock Options, Weighted Average Remaining Contractual Life, Exercisable at December 31, 2012	5 years 2 months 12 days
Stock Options, Aggregate Intrinsic Value, Outstanding at December 31, 2012	$ 25,777
Stock Options, Aggregate Intrinsic Value, Vested and Expected to Vest at December 31, 2012	25,741
Stock Options, Aggregate Intrinsic Value, Exercisable at December 31, 2012	$ 20,366
Stock Awards, Number of Shares, Outstanding at January 1, 2011	215,123
Stock Awards, Number of Shares, Granted	103,172
Stock Awards, Number of Shares, Exercised/Vested	(49,003)
Stock Awards, Number of Shares, Outstanding at December 31, 2012	269,292	215,123
Stock Awards, Weighted Average Grant-Date Price, Outstanding at January 1, 2011	$ 55.25
Stock Awards, Weighted Average Grant-Date Price, Granted	$ 41.49	$ 64.74	$ 57.13
Stock Awards, Weighted Average Grant-Date Price, Exercised/Vested	$ 53.25
Stock Awards, Weighted Average Grant-Date Price, Outstanding at December 31, 2012	$ 50.34	$ 55.25